Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Global Value Fund
Janus Henderson All Asset Fund	Janus Henderson Growth and Income Fund
Janus Henderson Asia Equity Fund	Janus Henderson High-Yield Fund
Janus Henderson Balanced Fund	Janus Henderson International Opportunities Fund
Janus Henderson Contrarian Fund	Janus Henderson International Small Cap Fund
Janus Henderson Diversified Alternatives Fund	Janus Henderson International Value Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Large Cap Value Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson European Focus Fund	Janus Henderson Overseas Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Research Fund
Janus Henderson Forty Fund	Janus Henderson Select Value Fund
Janus Henderson Global Bond Fund	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Strategic Income Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Triton Fund
Janus Henderson Global Research Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Select Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Technology Fund	Janus Henderson Venture Fund
Janus Henderson Global Unconstrained Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2018

to Currently Effective Prospectuses

Effective December 1, 2018, the Securities and Exchange Commission (the “Commission”) has adopted a new rule, Rule 22e-4 under the Investment Company Act of 1940, as amended (“1940 Act”), that requires registered open-end management investment companies to establish a liquidity risk management program. The Commission also adopted amendments to other rules under the 1940 Act relating to a fund’s limitation on illiquid investments.

In response to the above changes, the Funds’ Prospectuses will be revised as follows:

1.	In the Additional Investment Strategies and General Portfolio Policies section of the Funds’ Prospectuses, the following replaces the paragraph under “Illiquid Investments” in its entirety:

A Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Growth and Income Fund
Janus Henderson All Asset Fund	Janus Henderson High-Yield Fund
Janus Henderson Asia Equity Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Balanced Fund	Janus Henderson International Opportunities Fund
Janus Henderson Contrarian Fund	Janus Henderson International Small Cap Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson International Value Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Large Cap Value Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson European Focus Fund	Janus Henderson Overseas Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Research Fund
Janus Henderson Forty Fund	Janus Henderson Select Value Fund
Janus Henderson Global Bond Fund	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Strategic Income Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Research Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Select Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Technology Fund	Janus Henderson Venture Fund
Janus Henderson Global Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2018

to Currently Effective Statements of Additional Information (“SAIs”)

Effective December 1, 2018, the Securities and Exchange Commission (the “Commission”) has adopted a new rule, Rule 22e-4 under the Investment Company Act of 1940, as amended (“1940 Act”), that requires registered open-end management investment companies to establish a liquidity risk management program. The Commission also adopted amendments to other rules under the 1940 Act relating to a fund’s limitation on illiquid investments.

In response to the above changes, the Funds’ SAIs will be revised as follows, as applicable:

1.	In the Investment Policies and Restrictions Applicable to All Funds section of the Funds’ SAIs, the following replaces the corresponding operating policy in its entirety:

(5) A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

2.	In the Investment Strategies and Risks section of the Funds’ SAIs, the following replaces the first two paragraphs under “Illiquid Investments” in their entirety:

Each Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments, which include securities that are purchased in private placements, are securities that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Janus Capital may make liquidity determinations with respect to certain securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (“Rule 144A Securities”), commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trust, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds’ liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the 1933 Act.

If illiquid investments that are assets exceed 15% of a Fund’s net assets, the Fund will take steps to reduce its holdings of such illiquid investments to or below 15% of its net assets within a reasonable period of time, will notify the Board of its plan to reduce holdings of such illiquid investments, and will make the required filings in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

3.	In the Investment Strategies and Risks section of the Funds’ SAIs, the following replaces the last sentence in the first paragraph under “Privately Issued Mortgage-Related Securities” in its entirety:

A Fund will not purchase mortgage-related securities or any other assets which in Janus Capital’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid investments that are assets.

4.	In the Investment Strategies and Risks section of the Funds’ SAIs, the following replaces the last sentence in the paragraph under “Loans” in its entirety:

Some of a Fund’s bank loan investments may be deemed illiquid and therefore would be subject to the Fund’s limit of investing up to 15% of its net assets in illiquid investments that are assets, when combined with the Fund’s other illiquid investments.

5.	In the Investment Strategies and Risks section of the Funds’ SAIs, the following replaces the third paragraph under “Corporate Loans” in its entirety:

Corporate Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Corporate Loans. As a result, Corporate Loans are illiquid, meaning that a Fund cannot reasonably expect to sell or dispose of them in current market conditions in seven calendar days or less without the sale or disposition significantly changing their market value. In addition, the market for Corporate Loans, if any, could be disrupted in the event of an economic downturn or a substantial increase or decrease in the interest rates. However, many Corporate Loans are of a large principal amount and are held by a large number of owners. In the opinion of each of Janus Capital and the applicable subadviser, this should enhance their liquidity.

6.

In the Investment Strategies and Risks section of the SAI applicable to Janus Henderson Dividend & Income Builder Fund and Janus Henderson Strategic Income Fund, the following replaces the paragraph under “Guaranteed Investment Contracts (Funding Agreements)” in its entirety:

Certain Funds, particularly Janus Henderson Dividend & Income Builder Fund and Janus Henderson Strategic Income Fund, may invest in funding agreements. Guaranteed investment contracts, or funding agreements, are short-term, privately placed debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund or the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only

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from issuers that, at the time of purchase, meet certain credit and quality standards. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven calendar days’ notice or less, at which time the investment would be considered illiquid and subject to certain restrictions. Although one or more of the other risks described in this SAI may also apply, the risks typically associated with guaranteed investment contracts (funding agreements) include credit risk and liquidity risk.

7.

In the table titled “Other Accounts Managed” under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the SAI applicable to Janus Henderson Global Equity Income Fund, the following corresponding information is replaced in its entirety:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alex Crooke	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $144.77M	2(7) $1,753.06M	2 $498.81M
Job Curtis	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $144.77M	1 $2,005.37M	None None

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Diversified Alternatives Fund

Janus Henderson Global Unconstrained Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2018

to Currently Effective Statements of Additional Information (“SAIs”)

Effective December 1, 2018, the Securities and Exchange Commission (the “Commission”) has adopted a new rule, Rule 22e-4 under the Investment Company Act of 1940, as amended (“1940 Act”), that requires registered open-end management investment companies to establish a liquidity risk management program. The Commission also adopted amendments to other rules under the 1940 Act relating to a fund’s limitation on illiquid investments.

In response to the above changes, the Funds’ SAIs will be revised as follows:

1.	In the Investment Policies and Restrictions section of the Funds’ SAIs, the following replaces the corresponding operating policy in its entirety:

(5) The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

2.	In the Investment Strategies and Risks section of the Funds’ SAIs, the following replaces the first two paragraphs under “Illiquid Investments” in their entirety:

The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments, which include securities that are purchased in private placements, are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Janus Capital may make liquidity determinations with respect to certain securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (“Rule 144A Securities”), commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trust, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Fund’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the 1933 Act. For liquidity determinations with respect to the Fund’s Subsidiary, the Fund will “look through” the Subsidiary to the Subsidiary’s portfolio holdings for purposes of complying with the Fund’s liquidity requirements.

If illiquid investments that are assets exceed 15% of the Fund’s net assets, the Fund will take steps to reduce its holdings of such illiquid investments to or below 15% of its net assets within a reasonable period of time, will notify the Board of its plan to reduce holdings of such illiquid investments, and will make the required filings in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio manager(s) may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Fund to decline.

3.	In the Investment Strategies and Risks section of the Funds’ SAIs, the following replaces the last sentence in the first paragraph under “Privately Issued Mortgage-Related Securities” in its entirety:

The Fund will not purchase mortgage-related securities or any other assets which in Janus Capital’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid investments that are assets.

4.	In the Investment Strategies and Risks section of the Funds’ SAIs, the following replaces the last sentence in the paragraph under “Loans” in its entirety:

Some of the Fund’s bank loan investments may be deemed illiquid and therefore would be subject to the Fund’s limit of investing up to 15% of its net assets in illiquid investments that are assets, when combined with the Fund’s other illiquid investments.

5.	In the Investment Strategies and Risks section of the Funds’ SAIs, the following replaces the third paragraph under “Corporate Loans” in its entirety:

Corporate Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Corporate Loans. As a result, Corporate Loans are illiquid, meaning that the Fund cannot reasonably expect to sell or dispose of them in current market conditions in seven calendar days or less without the sale or disposition significantly changing their market value. In addition, the market for Corporate Loans, if any, could be disrupted in the event of an economic downturn or a substantial increase or decrease in the interest rates. However, many Corporate Loans are of a large principal amount and are held by a large number of owners. In the opinion of each of Janus Capital, this should enhance their liquidity.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2018

to Currently Effective Statement of Additional Information (“SAI”)

Effective December 1, 2018, the Securities and Exchange Commission (the “Commission”) has adopted a new rule, Rule 22e-4 under the Investment Company Act of 1940, as amended (“1940 Act”), that requires registered open-end management investment companies to establish a liquidity risk management program. The Commission also adopted amendments to other rules under the 1940 Act relating to a fund’s limitation on illiquid investments.

In response to the above changes, the Funds’ SAI will be revised as follows:

1.	In the Investment Policies and Restrictions Applicable to the Funds section of the Funds’ SAI, the following replaces the corresponding operating policy in its entirety:

(4) A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

2.	In the Investment Strategies and Risks of the Underlying Funds section of the Funds’ SAI, the following replaces the first two paragraphs under “Illiquid Investments” in their entirety:

Each underlying fund (except money market funds) may not acquire any illiquid investment if, immediately after the acquisition, the underlying fund would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments, which include securities that are purchased in private placements, are securities that an underlying fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Each money market fund may only invest up to 5% of its total assets in illiquid securities. Janus Capital may make liquidity determinations with respect to certain securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (“Rule 144A Securities”), commercial paper, and municipal lease obligations purchased by the underlying funds. Under the guidelines established by the Trust, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of an underlying fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under an underlying fund’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the 1933 Act.

If illiquid investments that are assets exceed 15% of an underlying fund’s net assets, the underlying fund will take steps to reduce its holdings of such illiquid investments to or below 15% of its net assets within a reasonable period of time, will notify the Board of its plan to reduce holdings of such illiquid investments, and will make the required filings in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the underlying fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of an underlying fund to decline.

3.

In the Investment Strategies and Risks of the Underlying Funds section of the Funds’ SAI, the following replaces the last sentence in the first paragraph under “Privately Issued Mortgage-Related Securities” in its entirety:

An underlying fund will not purchase mortgage-related securities or any other assets which in Janus Capital’s opinion are illiquid if, as a result, more than 15% of the value of the underlying fund’s net assets will be illiquid investments that are assets.

4.	In the Investment Strategies and Risks of the Underlying Funds section of the Funds’ SAI, the following replaces the last sentence in the paragraph under “Loans” in its entirety:

Some of an underlying fund’s bank loan investments may be deemed illiquid and therefore would be subject to the underlying fund’s limit of investing up to 15% of its net assets in illiquid investments that are assets, when combined with the underlying fund’s other illiquid investments.

5.	In the Investment Strategies and Risks of the Underlying Funds section of the Funds’ SAI, the following replaces the third paragraph under “Corporate Loans” in its entirety:

Corporate Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Corporate Loans. As a result, Corporate Loans are illiquid, meaning that a Fund cannot reasonably expect to sell or dispose of them in current market conditions in seven calendar days or less without the sale or disposition significantly changing their market value. In addition, the market for Corporate Loans, if any, could be disrupted in the event of an economic downturn or a substantial increase or decrease in the interest rates. However, many Corporate Loans are of a large principal amount and are held by a large number of owners. In the opinion of each of Janus Capital and the applicable subadviser, this should enhance their liquidity.

Please retain this Supplement with your records.

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